Prepaid Expenses and Other Current Assets (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid rent	$ 26,000	$ 26,000
Payroll advance			2,000
Prepaid insurance	2,000	11,000	2,000
Prepaid licenses	4,000	6,000
Prepaid fees	5,000	3,000
Prepaid deposit	8,000
Prepaid professional fees	55,000		5,000
Total	$ 100,000	$ 46,000	$ 9,000